Shareholders' Equity - Disclosure of Share Capital (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class B treasury shares [member]
Disclosure of treasury shares [line items]
Weighted average number of treasury shares B	14,415	9,841	9,893
Subsidiaries [member]
Disclosure of treasury shares [line items]
Weighted average number of treasury shares B	60,129	38,490	81,570